Inventories - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Audiovisual rights	€ 1,214	€ 1,189
Mobile terminals and other equipments	507	830
Other inventories	41	33
Inventories impairment provision	(44)	(53)
Inventories	€ 1,718	€ 1,999